Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Supplemental Cash Flow Information
Note 18: Supplemental cash flow information

The impact of changes in non-cash working capital was as follows:

	Years ended December 31
	2021	2020
Accounts receivable	$505	$(582)
Prepaid expenses and deposits	260	(242)
Accounts payable and accrued liabilities	(499)	(72)
Changes in non-cash working capital	$266	$(896)

Operating activities include the following cash received:

	Years ended December 31
	2021	2020
Income taxes refunded (note 5d)	$3,835	$-

On October 5, 2021, the Company received a cash settlement of $185 in respect of a favorable court judgment following Eastmain’s legal objection to certain disallowed expenditures for the years 2007-2010 which had been excluded from a mineral tax refund in Quebec. This cash settlement was included within income taxes refunded.